Assets held for sale (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Assets held for sale
Net book value of CMO-Equipment held for sale	€ 29,531
Impairment of assets held for sale	19,064
Written down value of equipment	€ 10,467